Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2011
Premises and equipment
Premises and equipment

end of	2011	2010

Premises and equipment (CHF million)

Buildings and improvements	4,060	3,944

Land	872	882

Leasehold improvements	2,241	1,958

Software	4,614	3,801

Equipment	3,188	3,092

Premises and equipment	14,975	13,677

Accumulated depreciation	(7,782)	(6,952)

Total premises and equipment, net	7,193	6,725

Depreciation and impairment

in	2011	2010	2009

CHF million

Depreciation	1,078	1,115	1,019

Impairment	87	16	45